Segment Information - Schedule of Reportable Segment (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reportable Segment [Abstract]
Revenues		₪ 55,845
Cost of revenues
Gross profit		55,845
Management fees credited to related party	(420,000)	(420,000)
Selling, administrative and general expenses	(269,024)	(319,681)
Operating Loss	(689,024)	(683,836)
Financial expenses, net	(162,864)	(94,380)
Loss for the year after financing expenses	(851,888)	(778,216)
Other income (expenses)	(80,000)	20,000
Net Loss	₪ (931,888)	₪ (758,216)